RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) $ in Thousands	Dec. 31, 2023 ARS ($)
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 1,110,802,021
Liabilities cashflows	1,698,079,106
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	306,353,057
Liabilities cashflows	1,494,426,869
From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	113,373,676
Liabilities cashflows	47,346,322
From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	115,578,523
Liabilities cashflows	129,450,359
From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	136,200,679
Liabilities cashflows	22,800,028
More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	155,987,345
Liabilities cashflows	2,524,743
More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	283,308,741
Liabilities cashflows	1,530,785
Deposits
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,610,217,225
Deposits | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,414,396,480
Deposits | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	46,551,007
Deposits | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	128,375,672
Deposits | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	20,894,066
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	104,391,759
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	104,224,359
Non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	167,400
Financial sector [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	476,539
Financial sector [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	476,539
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,505,348,927
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,309,695,582
Non-financial private sector and foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	46,383,607
Non-financial private sector and foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	128,375,672
Non-financial private sector and foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	20,894,066
Liabilities at fair value through profit or loss
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	607,903
Liabilities at fair value through profit or loss | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	607,903
Repo transactions
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	940,332
Repo transactions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	940,332
Other financial liabilities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	81,572,588
Other financial liabilities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	78,021,141
Other financial liabilities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	404,753
Other financial liabilities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	549,577
Other financial liabilities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	909,190
Other financial liabilities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,100,630
Other financial liabilities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	587,297
Financing received from the Argentine Central Bank and other financial entities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,741,058
Financing received from the Argentine Central Bank and other financial entities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	461,013
Financing received from the Argentine Central Bank and other financial entities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	390,562
Financing received from the Argentine Central Bank and other financial entities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	525,110
Financing received from the Argentine Central Bank and other financial entities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	996,772
Financing received from the Argentine Central Bank and other financial entities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,424,113
Financing received from the Argentine Central Bank and other financial entities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	943,488
Loans and other financing
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,110,802,021
Loans and other financing | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	306,353,057
Loans and other financing | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	113,373,676
Loans and other financing | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	115,578,523
Loans and other financing | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	136,200,679
Loans and other financing | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	155,987,345
Loans and other financing | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	283,308,741
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,365,917
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,832,047
To the non-financial public sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	170,430
To the non-financial public sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	170,430
To the non-financial public sector | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	340,860
To the non-financial public sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	852,150
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,038,990
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,789,465
To the financial sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	185,831
To the financial sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	324,232
To the financial sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	670,385
To the financial sector | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	902,442
To the financial sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	166,635
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,102,397,114
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	301,731,545
To the Non-Financial Private Sector and Foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	113,187,845
To the Non-Financial Private Sector and Foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	115,083,861
To the Non-Financial Private Sector and Foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	135,359,864
To the Non-Financial Private Sector and Foreign residents | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	154,744,043
To the Non-Financial Private Sector and Foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 282,289,956